Taxes on Income (Details) - Deferred Income Taxes [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Line Items]
Carryforward tax losses	$ 2,015	$ 1,536
Temporary differences	2,131	2,086
Deferred tax assets	4,146	3,622
Deferred tax liability	(102)	(77)
Valuation allowance	(3,605)	(3,287)
Deferred tax assets, net	$ 439	$ 258